Equity - Reserves and Retained Earnings - Additional Information (Detail) - $ / shares		1 Months Ended
	Aug. 04, 2015	Dec. 31, 2014	Jun. 30, 2016
On or Before 4 August 2025 [member]
Disclosure of reserves within equity [line items]
Warrants granted to Ridgeback Capital Investments	8,475,995
Warrants exercise price	$ 0.025
On or Before 4 August 2020 [member]
Disclosure of reserves within equity [line items]
Warrants granted to Ridgeback Capital Investments	371,445,231
Warrants exercise price	$ 0.0237
On or Before October 2, 2017 and December 12, 2018 [member]
Disclosure of reserves within equity [line items]
Warrants granted to Ridgeback Capital Investments		200,000,000
Warrants exercise price		$ 0.05019
Warants exercised by vendors of Immutep S.A.			52,371,500